Material Accounting Policies - Additional Information (Details)	Dec. 31, 2024
Disclosure of changes in accounting estimates [line items]
Closing foreign exchange rate	1
WON/USD
Disclosure of changes in accounting estimates [line items]
Closing foreign exchange rate	1,477.9